Cover	Jul. 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 19, 2023
Entity File Number	001-40426
Entity Registrant Name	Bilander Acquisition Corp.
Entity Central Index Key	0001845618
Entity Tax Identification Number	86-1973248
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Embarcadero Center
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	780-9975
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-fourth of one Redeemable Warrant
Trading Symbol	TWCBU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWCB
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	TWCBW
Security Exchange Name	NASDAQ